Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-31		Freddie	247	62,185,493.21	100.00%	-	-	0.00%	1	250,000.00	0.40%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-31		BofA/Shellpoint	898	193,462,837.52	100.00%	7	477,206.64	0.25%	-	-	0.00%	10	2,176,382.06	1.12%	-	-	0.00%	3	376,678.20	0.19%	1	144,762.51	0.07%
2018-32		Kondaur	376	46,738,122.24	100.00%	1	90,342.73	0.19%	1	90,342.73	0.19%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-34		Citi	738	131,600,962.24	100.00%	1	93,267.55	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	93,267.55	0.07%	-	-	0.00%
Total			2,259	433,987,415.21	100.00%	8	660,816.92	0.15%	2	340,342.73	0.08%	10	2,176,382.06	0.50%	0	0.00	0.00%	4	469,945.75	0.11%	1	144,762.51	0.03%

*Request pending since Q1 2017 reporting period.